LINE OF CREDIT	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
LINE OF CREDIT [Abstract]
LINE OF CREDIT

NOTE 5 – LINE OF CREDIT

The Company assumed a line of credit with Wells Fargo Bank upon merger with ISA on April 1, 2015. The line of credit provided for borrowings up to $40,000 but is now closed to future borrowing. The balance as of June 30, 2020 and December 31, 2019, was zero and $27,615, respectively, including accrued interest. This line of credit has been paid in full as of May 5, 2020.

NOTE 8 – LINE OF CREDIT

The Company assumed a line of credit with Wells Fargo Bank upon merger with ISA on April 1, 2015. The line of credit provided for borrowings up to $40,000 but is now closed to future borrowing. The balance as of December 31, 2019 and 2018, was $27,615 and $31,201, respectively, including accrued interest. This line of credit has no maturity date. The annual interest rate is the Prime Rate plus 8% (11.25% at December 31, 2019). The former CEO of ISA is the personal guarantor.